Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / oz	Dec. 31, 2024 USD ($) $ / oz	Dec. 31, 2023 USD ($) $ / oz	Dec. 31, 2022 USD ($) $ / oz	Dec. 31, 2021 USD ($) $ / oz
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by and in accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, the following disclosure summarizes the relationship between executive compensation actually paid by the Company and our financial performance over the last five years:
						VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON
Year	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1)	COMPENSATION ACTUALLY PAID TO PEO(1)(6)		AVERAGE SUMMARY COMPENSATION TABLE FOR NON-PEO NEOS(2)	AVERAGE SUMMARY COMPENSATION ACTUALLY PAID FOR NON-PEO NEOS(2)(6)	TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN(3)	NET INCOME(4) (MILLIONS)		AISC PER OUNCE(5)
2025	$685,848		$614,679	$640,083	$1,070,527	$193.10	$151.68		$34.43	$2,444
2024	$4,907	-$	2,810	$333,322	$359,771	$78.98	$131.48	-$	43.69	$1,799.15
2023	$342,169		$377,758	$465,977	$460,792	$73.20	$116.03		$55.30	$1,615.30
2022	$3,586	-$	69,110	$336,661	$344,662	$46.14	$109.14	-$	81.08	$1,687.88
2021	$3,706	-$	46,710	$280,593	$235,417	$69.80	$123.37	-$	56.71	$1,634.69

(1)
In his capacity as Chief Executive Officer, Mr. McEwen is included as our Principal Executive Officer (“PEO”) for 2025, 2024, 2023, 2022 and 2021. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

(2)
In 2025, the Non-PEO NEOs comprises Mr. Ing, Mr. Shaver, Mr. Chan, and Ms. Diges. In 2024, the Non-PEO NEOs comprises Mr. Ing, Mr. Shaver, Mr. Spears, and Mr. Chan. In 2023, the Non-PEO NEOs comprises Mr. Ing, Mr. Shaver, Ms. Diges, and Mr. Spears. In 2022, the Non-PEO NEOs comprises Mr. Ing (prorated based on June 6, 2022 Interim CFO start date), Mr. Shaver (prorated based on June 6, 2022 COO start date), Stephen McGibbon, Michael Meding (prorated based on February 11, 2022 start date), Anna Ladd-Kruger (prorated based on June 3, 2022 CFO end date) and Peter Mah (prorated based on June 3, 2022 COO end date). In 2021, the Non-PEO NEOs comprises

Ms. Ladd-Kruger, Mr. Mah, Mr. McGibbon (prorated based on April 10, 2021 start date), Ruben Wallin (prorated based on April 12, 2021 hire date), Steven Woolfenden (prorated based on March 23, 2021 end date) and Andrew Iaboni (prorated based on January 22, 2021 end date).
(3)
Peer Group TSR comprises the NYSE Composite Index.

(4)
Represents Company Net Income as disclosed in the Company’s Annual Report on Form 10-K for the respective years.

(5)
All-in sustaining costs (AISC) per ounce is a US Non-GAAP measure consisting of cash costs, plus accretion of retirement obligations and amortization of the asset retirement costs related to operating sites, environmental rehabilitation costs for mines with no reserves, sustaining exploration and development costs, sustaining capital expenditures and sustaining lease payments. Our all-in sustaining costs exclude the allocation of corporate general and administrative costs. The sum of all-in sustaining costs is divided by the corresponding gold equivalent ounces sold to determine a per ounce amount.

(6)
“Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO						OTHER NEO AVERAGE
ADJUSTMENTS	2025	2024	2023		2022	2021	2025	2024		2023		2022	2021
Summary Compensation Table Total	$685,848	4,907		$342,169	$3,586	$3,706	$640,083		$333,322		$465,977	$336,661	$280,593
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$—	—		$—	$—	$—	$—		$—		$17,662	$—	$—
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	$680,262	—		$336,330	$—	$—	$215,416		$—		$126,124	$—	$28,642
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	$—	—		$375,080	$—	$—	$222,661		$—		$140,655	$10,091	$24,283
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	$—	—		$—	$—	$—	$275,197		$—		$—	$—	$—
Addition (subtraction) of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	$584,229	(12,977)		$(10,468)	$(72,696)	$(50,416)	$142,135		$24,344		$(2,785)	$(2,090)	$(12,656)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	$24,865	5,259		$7,307	$—	$—	$5,866		$2,104		$731	$—	$—
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	$—		$		$—	$—	$—		$—		$—	$50,249	$28,161
Addition in respect of any dividends accrued or other earnings paid during applicable FY prior to vesting date of underlying award	$—		$		$—	$—	$—		$—		$—	$50,249	$—
Addition of incremental fair value of in respect of any options or SARS modified during the FY	$—		$		$—	$—	$—	$		$		$—	$—
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	$—		$		$—	$—	$—	$		$		$—	$—
Addition for the Service Cost attributable to services rendered during the FY	$—		$		$—	$—	$—	$		$		$—	$—
Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY	$—		$		$—	$—	$—	$		$		$—	$—
Compensation Actually Paid	$614,679	(2,810)		$377,758	$(69,110)	$(46,710)	$1,070,527		$359,771		$460,792	$344,662	$235,417

Company Selected Measure Name	AISC
Named Executive Officers, Footnote
(1)
In his capacity as Chief Executive Officer, Mr. McEwen is included as our Principal Executive Officer (“PEO”) for 2025, 2024, 2023, 2022 and 2021. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

(2)
In 2025, the Non-PEO NEOs comprises Mr. Ing, Mr. Shaver, Mr. Chan, and Ms. Diges. In 2024, the Non-PEO NEOs comprises Mr. Ing, Mr. Shaver, Mr. Spears, and Mr. Chan. In 2023, the Non-PEO NEOs comprises Mr. Ing, Mr. Shaver, Ms. Diges, and Mr. Spears. In 2022, the Non-PEO NEOs comprises Mr. Ing (prorated based on June 6, 2022 Interim CFO start date), Mr. Shaver (prorated based on June 6, 2022 COO start date), Stephen McGibbon, Michael Meding (prorated based on February 11, 2022 start date), Anna Ladd-Kruger (prorated based on June 3, 2022 CFO end date) and Peter Mah (prorated based on June 3, 2022 COO end date). In 2021, the Non-PEO NEOs comprises

Ms. Ladd-Kruger, Mr. Mah, Mr. McGibbon (prorated based on April 10, 2021 start date), Ruben Wallin (prorated based on April 12, 2021 hire date), Steven Woolfenden (prorated based on March 23, 2021 end date) and Andrew Iaboni (prorated based on January 22, 2021 end date).

Peer Group Issuers, Footnote	(3) Peer Group TSR comprises the NYSE Composite Index.
PEO Total Compensation Amount	$ 685,848	$ 4,907	$ 342,169	$ 3,586	$ 3,706
PEO Actually Paid Compensation Amount	$ 614,679	(2,810)	377,758	(69,110)	(46,710)
Adjustment To PEO Compensation, Footnote
(6)
“Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO						OTHER NEO AVERAGE
ADJUSTMENTS	2025	2024	2023		2022	2021	2025	2024		2023		2022	2021
Summary Compensation Table Total	$685,848	4,907		$342,169	$3,586	$3,706	$640,083		$333,322		$465,977	$336,661	$280,593
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$—	—		$—	$—	$—	$—		$—		$17,662	$—	$—
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	$680,262	—		$336,330	$—	$—	$215,416		$—		$126,124	$—	$28,642
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	$—	—		$375,080	$—	$—	$222,661		$—		$140,655	$10,091	$24,283
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	$—	—		$—	$—	$—	$275,197		$—		$—	$—	$—
Addition (subtraction) of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	$584,229	(12,977)		$(10,468)	$(72,696)	$(50,416)	$142,135		$24,344		$(2,785)	$(2,090)	$(12,656)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	$24,865	5,259		$7,307	$—	$—	$5,866		$2,104		$731	$—	$—
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	$—		$		$—	$—	$—		$—		$—	$50,249	$28,161
Addition in respect of any dividends accrued or other earnings paid during applicable FY prior to vesting date of underlying award	$—		$		$—	$—	$—		$—		$—	$50,249	$—
Addition of incremental fair value of in respect of any options or SARS modified during the FY	$—		$		$—	$—	$—	$		$		$—	$—
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	$—		$		$—	$—	$—	$		$		$—	$—
Addition for the Service Cost attributable to services rendered during the FY	$—		$		$—	$—	$—	$		$		$—	$—
Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY	$—		$		$—	$—	$—	$		$		$—	$—
Compensation Actually Paid	$614,679	(2,810)		$377,758	$(69,110)	$(46,710)	$1,070,527		$359,771		$460,792	$344,662	$235,417

Non-PEO NEO Average Total Compensation Amount	$ 640,083	333,322	465,977	336,661	280,593
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,070,527	359,771	460,792	344,662	235,417
Adjustment to Non-PEO NEO Compensation Footnote
(6)
“Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO						OTHER NEO AVERAGE
ADJUSTMENTS	2025	2024	2023		2022	2021	2025	2024		2023		2022	2021
Summary Compensation Table Total	$685,848	4,907		$342,169	$3,586	$3,706	$640,083		$333,322		$465,977	$336,661	$280,593
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$—	—		$—	$—	$—	$—		$—		$17,662	$—	$—
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	$680,262	—		$336,330	$—	$—	$215,416		$—		$126,124	$—	$28,642
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	$—	—		$375,080	$—	$—	$222,661		$—		$140,655	$10,091	$24,283
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	$—	—		$—	$—	$—	$275,197		$—		$—	$—	$—
Addition (subtraction) of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	$584,229	(12,977)		$(10,468)	$(72,696)	$(50,416)	$142,135		$24,344		$(2,785)	$(2,090)	$(12,656)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	$24,865	5,259		$7,307	$—	$—	$5,866		$2,104		$731	$—	$—
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	$—		$		$—	$—	$—		$—		$—	$50,249	$28,161
Addition in respect of any dividends accrued or other earnings paid during applicable FY prior to vesting date of underlying award	$—		$		$—	$—	$—		$—		$—	$50,249	$—
Addition of incremental fair value of in respect of any options or SARS modified during the FY	$—		$		$—	$—	$—	$		$		$—	$—
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	$—		$		$—	$—	$—	$		$		$—	$—
Addition for the Service Cost attributable to services rendered during the FY	$—		$		$—	$—	$—	$		$		$—	$—
Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY	$—		$		$—	$—	$—	$		$		$—	$—
Compensation Actually Paid	$614,679	(2,810)		$377,758	$(69,110)	$(46,710)	$1,070,527		$359,771		$460,792	$344,662	$235,417

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The Company’s performance metric targets include the following:
•
All-in Sustaining Costs (AISC)

•
Reserve/Resource Replacement Ratio

•
Production Actuals vs Guidance

Total Shareholder Return Amount	$ 193.1	78.98	73.2	46.14	69.8
Peer Group Total Shareholder Return Amount	151.68	131.48	116.03	109.14	123.37
Net Income (Loss)	$ 34,430,000	$ (43,690,000)	$ 55,300,000	$ (81,080,000.00)	$ (56,710,000)
Company Selected Measure Amount | $ / oz	2,444	1,799.15	1,615.3	1,687.88	1,634.69
PEO Name	Mr. McEwen
Measure:: 1
Pay vs Performance Disclosure
Name	All-in Sustaining Costs (AISC)
Non-GAAP Measure Description
(5)
All-in sustaining costs (AISC) per ounce is a US Non-GAAP measure consisting of cash costs, plus accretion of retirement obligations and amortization of the asset retirement costs related to operating sites, environmental rehabilitation costs for mines with no reserves, sustaining exploration and development costs, sustaining capital expenditures and sustaining lease payments. Our all-in sustaining costs exclude the allocation of corporate general and administrative costs. The sum of all-in sustaining costs is divided by the corresponding gold equivalent ounces sold to determine a per ounce amount.

Measure:: 2
Pay vs Performance Disclosure
Name	Reserve/Resource Replacement Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Production Actuals vs Guidance
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 375,080
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	584,229	(12,977)	(10,468)	(72,696)	(50,416)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,865	5,259	7,307
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stock Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Option Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(680,262)		(336,330)
PEO | Equity Awards Adjustments For Addition of Incremental Fair Value of Options Or SARS Modified During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,661		140,655	10,091	24,283
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	142,135	24,344	(2,785)	(2,090)	(12,656)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,197
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,866	2,104	731
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(50,249)	(28,161)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				50,249
Non-PEO NEO | Stock Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,662)
Non-PEO NEO | Option Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(215,416)		$ (126,124)		(28,642)
Non-PEO NEO | Equity Awards Adjustments For Addition of Incremental Fair Value of Options Or SARS Modified During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount